Additional information - Financial Statement Schedule I - Condensed Income Statement of the Parent Business Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Condensed Income Statements, Captions [Line Items]
Net finance income	€ (36,589)	€ (24,618)	€ (23,964)
Loss before tax	(22,449)	(111,247)	(467,353)
Income tax benefit / (expense)	(1,050)	14,612	31,871
Loss for the year	(23,499)	(96,635)	(435,482)
Parent Company
Condensed Income Statements, Captions [Line Items]
Operating income / (expenses)	(14,081)	10,111	(155,501)
Dividend income	0	0	68,431
Net finance income	11,952	517	50
Loss before tax	(2,129)	10,628	(87,020)
Income tax benefit / (expense)	968	(667)	(446)
Loss for the year	€ (1,161)	€ 9,961	€ (87,466)